Equity - Additional Information (Detail) - $ / shares	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Equity [Abstract]
Common stock, shares authorized	150,000,000	46,750,000	46,750,000
Common stock, par value per share	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	5,000,000	0
Preferred stock, par value per share	$ 0.0001	$ 0.0001